Prepayments, Receivables and Other Assets	6 Months Ended
Sep. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, receivables and other assets

Note 6 – Prepayments, receivables and other assets

As of September 30, 2019, and March 31, 2019, prepayments, receivables and other assets consisted of the following:

	September 30,	March 31,
	2019	2019
	(unaudited)
Staff IOU	$1,827,152	$670,619
Others	195,617	36,718
	$2,022,769	$707,337

The Staff IOU are short-term borrowings for business travelling purpose which should be paid off by fiscal year end.